S000058874 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000058874 Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.64%	6.99%	8.35%
S000058874 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.69%
S000058874 SP 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.80%
C000193051 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.59%	5.64%	6.80%
Performance Inception Date			Sep. 12, 2017